Note 13 - Operating Lease Right-of-use Assets and Liabilities (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 440,202,000	$ 0	$ 0
Costamare Bulkers Inc. ("CBI") [Member]
Number of Chartered-in Third-party Vessels	72
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 275,056
Operating Lease, Weighted Average Remaining Lease Term (Year)	2 years 21 days
Costamare Bulkers Inc. ("CBI") [Member] | Minimum [Member]
Lessee, Operating Lease, Discount Rate	5.20%
Costamare Bulkers Inc. ("CBI") [Member] | Maximum [Member]
Lessee, Operating Lease, Discount Rate	7.07%